Goodwill and Intangible Assets, Net- Summary of Goodwill (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Goodwill And Intangible Assets Disclosure [Abstract]
Beginning balance	$ 17,276
Effect of exchange rate	(323)
Ending balance	$ 16,953